Consolidated Balance Sheets (Parentheticals) - $ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 2	$ 2
Ordinary shares, shares authorized	Unlimited	Unlimited
Ordinary shares, shares issued	2,218,206	457,365
Ordinary shares, shares outstanding	2,218,206	457,365